N-2	Nov. 01, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0002026275
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	WELLINGTON GLOBAL MULTI-STRATEGY FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class A	Class I	Class M
SHAREHOLDER TRANSACTION FEES
Maximum sales load imposed on purchases(1)	5.00%	None	None
Maximum contingent deferred sales charge	None	None	None

(1)	Investors purchasing Class A Shares may be charged a sales load of up to 5.00% of the investor’s net purchase. The table assumes the maximum sales load is charged. All or a portion of the sales load may be waived for certain investors. While Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES(2) (as a percentage of average net assets attributable to Shares)
Management Fee(3)	1.00%	1.00%	1.00%
Performance Fee(4)	--	--	--
Reimbursable Pass-Through Expense(5)	--	--	--
Interest payments on borrowed funds and securities sold short	0.60%	0.60%	0.60%
Other expenses(6)	2.85%	2.60%	3.35%
Distribution Fee(7)	0.00%	0.00%	0.75%
Shareholder Servicing Fee(8)	0.25%	0.00%	0.00%
All non-distribution and/or shareholder servicing other expenses	2.60%	2.60%	2.60%
Total annual fund expenses	4.45%	4.20%	4.95%
Expense reimbursement(9)	(2.00%)	(2.00%)	(2.00%)
Total annual fund expenses after expense reimbursement(9)	2.45%	2.20%	2.95%

(2)	Assuming estimated net assets for the Fund of $100 million with no leverage for this purpose.

(3)	The Fund pays to the Adviser an Investment Management Fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee and charge in respect of any Reimbursable Pass-Through Expense.

(4)	The Fund pays to the Adviser a Performance Fee after the end of each fiscal year of the Fund out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all measurement periods during such fiscal year exceed the balance of the loss carryforward account. The Fund also pays the Adviser the Performance Fee in the event a measurement period is triggered in connection with a share repurchase offer by the Fund. See “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Performance Fee” for additional information.

(5)

As the Fund does not invest in Acquired Funds to execute its investment strategy, there are no Acquired Fund Fees and Expenses. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement. The Reimbursable Pass-Through Expense shall be calculated by aggregating the proportionate share of expenses of the Adviser attributable to the total amounts paid to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”).

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.

(6)	Other expenses have been restated to reflect current fees. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement plus Trustee fees and expenses and organizational and offering costs.

(7)	Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares (the “Distribution Fee”). See “Plan of Distribution”.

(8)	Class A Shares may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of investors with whom they have distributed Shares of the Fund. Such services may also include electronic processing of investor orders, electronic fund transfers between investors and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to investors of Fund documentation, monitoring investor accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.

(9)

The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually, on a monthly basis, to reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the Shareholder Servicing Fee (as defined herein); (iv) the Distribution Fee (as defined herein); (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser), to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).

If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect for a one-year period from the date the Fund commences operations or until December 31, 2025, whichever is longer, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above (except that the example incorporates the expense reimbursement arrangement for only the first year).

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Class A
	1 Year	3 Years	5 Years	10 Years
	$82	$185	$298	$635

Class I
	1 Year	3 Years	5 Years	10 Years
	$29	$127	$235	$553

Class M
	1 Year	3 Years	5 Years	10 Years
	$37	$151	$276	$648

The example and the expenses in the table above, including the Performance Fee and Reimbursable Pass-Through Expense, should not be considered a representation of the Fund’s future expenses, and actual expenses may be greater or less than those shown. While the example assumes a 5.0% annual return, as required by the SEC, the Fund’s performance will vary and may result in a return greater or less than 5.0%. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on the purchase of Class I or Class M Shares, which are not reflected in the example. For a more complete description of the various fees and expenses borne directly and indirectly by the Fund, see “Fund Expenses” and “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Investment Management Fee.”

Purpose of Fee Table , Note [Text Block]	The following table illustrates the aggregate fees and expenses that the Fund expects to incur, and that Shareholders can expect to bear directly or indirectly.
Other Expenses, Note [Text Block]	Other expenses have been restated to reflect current fees. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement plus Trustee fees and expenses and organizational and offering costs.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

Effective immediately, the following disclosure is added to the section of the Fund’s Prospectus titled “Types of Investments and Related Risks—Risks Associated with the Fund’s Investments and Investment Activities”:

Crypto Asset Risk. The Fund may seek exposure to crypto assets indirectly through investments in ETFs, ETPs and instruments including futures contracts and other derivative instruments. Crypto assets are highly volatile and may be subject to significant risks, including fraud, theft, regulatory uncertainty, and cybersecurity breaches. Crypto assets constitute an emerging asset class with a limited history, and exposure to crypto assets is subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market compared to traditional asset classes. The value of a crypto asset may be determined by a range of factors including supply and demand for such asset on centralized and decentralized trading platforms. Such platforms are often unregulated and may experience operational issues, market manipulation, or data inaccuracies. Additionally, regulation of crypto assets is still evolving, and changes in laws or regulatory oversight could adversely affect the value of cryptocurrency investments. The Fund’s exposure to crypto assets through ETPs also may result in additional risks, as these vehicles may not be registered under the 1940 Act, limiting shareholder protections. See “Types of Investments and Related Risks – Futures Contracts” and “Types of Investments and Related Risks – Derivative Instruments Generally” in this prospectus for additional detail on certain risks associated with the Fund’s indirect exposure to cryptocurrencies through those instruments.

Crypto Asset Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Crypto Asset Risk. The Fund may seek exposure to crypto assets indirectly through investments in ETFs, ETPs and instruments including futures contracts and other derivative instruments. Crypto assets are highly volatile and may be subject to significant risks, including fraud, theft, regulatory uncertainty, and cybersecurity breaches. Crypto assets constitute an emerging asset class with a limited history, and exposure to crypto assets is subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market compared to traditional asset classes. The value of a crypto asset may be determined by a range of factors including supply and demand for such asset on centralized and decentralized trading platforms. Such platforms are often unregulated and may experience operational issues, market manipulation, or data inaccuracies. Additionally, regulation of crypto assets is still evolving, and changes in laws or regulatory oversight could adversely affect the value of cryptocurrency investments. The Fund’s exposure to crypto assets through ETPs also may result in additional risks, as these vehicles may not be registered under the 1940 Act, limiting shareholder protections. See “Types of Investments and Related Risks – Futures Contracts” and “Types of Investments and Related Risks – Derivative Instruments Generally” in this prospectus for additional detail on certain risks associated with the Fund’s indirect exposure to cryptocurrencies through those instruments.

Class A [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.60%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Master Fund Expenses [Percent]		[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%	[2],[7]
Other Annual Expense 2 [Percent]	2.60%	[2]
Other Annual Expenses [Percent]	2.85%	[2],[8]
Total Annual Expenses [Percent]	4.45%	[2]
Waivers and Reimbursements of Fees [Percent]	(2.00%)	[2],[9]
Net Expense over Assets [Percent]	2.45%	[2],[9]
Expense Example, Year 01	$ 82
Expense Example, Years 1 to 3	185
Expense Example, Years 1 to 5	298
Expense Example, Years 1 to 10	$ 635
Class I [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.60%	[2]
Distribution/Servicing Fees [Percent]	0.00%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Master Fund Expenses [Percent]		[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[7]
Other Annual Expense 2 [Percent]	2.60%	[2]
Other Annual Expenses [Percent]	2.60%	[2],[8]
Total Annual Expenses [Percent]	4.20%	[2]
Waivers and Reimbursements of Fees [Percent]	(2.00%)	[2],[9]
Net Expense over Assets [Percent]	2.20%	[2],[9]
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	235
Expense Example, Years 1 to 10	$ 553
Class M [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.00%	[2],[3]
Interest Expenses on Borrowings [Percent]	0.60%	[2]
Distribution/Servicing Fees [Percent]	0.75%	[2],[4]
Incentive Fees [Percent]		[2],[5]
Other Master Fund Expenses [Percent]		[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%	[2],[7]
Other Annual Expense 2 [Percent]	2.60%	[2]
Other Annual Expenses [Percent]	3.35%	[2],[8]
Total Annual Expenses [Percent]	4.95%	[2]
Waivers and Reimbursements of Fees [Percent]	(2.00%)	[2],[9]
Net Expense over Assets [Percent]	2.95%	[2],[9]
Expense Example, Year 01	$ 37
Expense Example, Years 1 to 3	151
Expense Example, Years 1 to 5	276
Expense Example, Years 1 to 10	$ 648

[1]	Investors purchasing Class A Shares may be charged a sales load of up to 5.00% of the investor’s net purchase. The table assumes the maximum sales load is charged. All or a portion of the sales load may be waived for certain investors. While Class I and Class M Shares do not impose a front-end sales charge, if you purchase Class I or Class M Shares through certain financial firms, such firms may directly charge you transaction or other fees in such amount as they may determine. Please consult your financial firm for additional information. See “Plan of Distribution.”
[2]	Assuming estimated net assets for the Fund of $100 million with no leverage for this purpose.
[3]	The Fund pays to the Adviser an Investment Management Fee payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee and charge in respect of any Reimbursable Pass-Through Expense.
[4]	Class M Shares will pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares (the “Distribution Fee”). See “Plan of Distribution”.
[5]	The Fund pays to the Adviser a Performance Fee after the end of each fiscal year of the Fund out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all measurement periods during such fiscal year exceed the balance of the loss carryforward account. The Fund also pays the Adviser the Performance Fee in the event a measurement period is triggered in connection with a share repurchase offer by the Fund. See “Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense – Performance Fee” for additional information.
[6]	As the Fund does not invest in Acquired Funds to execute its investment strategy, there are no Acquired Fund Fees and Expenses. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement. The Reimbursable Pass-Through Expense shall be calculated by aggregating the proportionate share of expenses of the Adviser attributable to the total amounts paid to Pass-Through Persons with respect to each Allocable Account (each such amount, a “Strategy-Specific Pass-Through Expense”).

The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average net assets (the “Pass-Through Expense Cap”).

The Strategy-Specific Pass-Through Expense allocated by the Adviser to the associated Trading Team shall be based on a rate reviewed by the Board from time to time and range from 10% to 20% (“Performance Compensation Rate”) of the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards.
[7]	Class A Shares may charge a shareholder servicing fee of up to 0.25% per year (the “Shareholder Servicing Fee”). The Fund may use these fees, in respect of the relevant class, to compensate Financial Intermediaries or financial institutions for distribution-related expenses, if applicable, and providing ongoing services in respect of investors with whom they have distributed Shares of the Fund. Such services may also include electronic processing of investor orders, electronic fund transfers between investors and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to investors of Fund documentation, monitoring investor accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.
[8]	Other expenses have been restated to reflect current fees. Other expenses include the administration fee under the Fund’s Supervision and Administration Agreement plus Trustee fees and expenses and organizational and offering costs.
[9]	The Adviser and the Fund have entered into the Expense Limitation Agreement under which the Adviser has agreed contractually, on a monthly basis, to reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the Shareholder Servicing Fee (as defined herein); (iv) the Distribution Fee (as defined herein); (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser), to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Cap”).

If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class are less than, for such month, the lesser of the Expense Limitation or any other relevant expense limit then in effect with respect to the Class, and provided that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. See “Fund Expenses—Expense Limitation Agreement” for additional information. The Expense Limitation Agreement will remain in effect for a one-year period from the date the Fund commences operations or until December 31, 2025, whichever is longer, unless and until the Board approves its modification or termination. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement. See “Fund Expenses.”